Significant accounting policies, judgments and estimation uncertainty (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies, judgments and estimation uncertainty [Abstract]
Basis of measurement	Basis of measurement The consolidated financial statements have been prepared under the historical cost convention.
Consolidation

Consolidation

The financial statements of the Corporation consolidate the accounts of IMV Inc. and its subsidiary. All intercompany transactions, balances and unrealized gains and losses from intercompany transactions are eliminated on consolidation. There are no non-controlling interests, therefore, all loss and comprehensive loss is attributable to the shareholders of the Corporation.

Foreign currency translation

Foreign currency translation

i)	Functional and presentation currency

Items included in the consolidated financial statements of the Corporation are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in Canadian dollars, which is the Corporation’s functional currency.

ii)	Transactions and balances

Foreign currency translation of monetary assets and liabilities, denominated in currencies other than the Corporation’s functional currency, are converted at the rate of exchange in effect at the consolidated statement of financial position date. Income and expense items are translated at the rate of exchange in effect at the transaction date. Translation gains or losses are included in determining income or loss for the year. Foreign exchange loss of $139 of for the year ended December 31, 2018 (2017 - $10 gain) is included in general and administrative expenses.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash on hand, balances with banks, and highly liquid temporary investments that are readily convertible to known amounts of cash.
Financial instruments

Financial instruments

Financial assets and liabilities are recognized when the Corporation becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Corporation has transferred substantially all risks and rewards of ownership.

Financial assets and liabilities are offset and the net amount is reported in the consolidated statement of financial position when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

The Corporation recognizes financial instruments based on their classification. Depending on the financial instruments’ classification, changes in subsequent measurements are recognized in net loss and comprehensive loss.

The Corporation has implemented the following classifications:

  Cash and cash equivalents and amounts receivable are classified as amortized cost (previously loans and receivables). After their initial fair value measurement, they are measured at amortized cost using the effective interest method; and

  Accounts payable and accrued liabilities, amounts due to directors and long-term debt are classified as other amortized cost (previously financial liabilities). After their initial fair value measurement, they are measured at amortized cost using the effective interest method.

Impairment of financial assets

Impairment of financial assets

The Corporation applies the simplified method of the expected credit loss model required under IFRS 9. Under this method, the Corporation estimates a lifetime expected loss allowance for all receivables. Receivables are written off when there is no reasonable expectation of recovery.

If there is objective evidence that an impairment loss has been incurred, the amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows. The present value of the estimated future cash flows is discounted at the financial asset’s original effective interest rate.

Property and equipment

Property and equipment

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Corporation and the cost can be measured reliably. The carrying amount of a replaced asset is derecognized when replaced. Repairs and maintenance costs are charged to the consolidated statement of loss and comprehensive loss during the year in which they are incurred.

Depreciation of property and equipment is calculated using the declining-balance method at the following annual rates:

Computer equipment	30%
Computer software	100%
Furniture and fixtures	20%
Laboratory equipment	20%
Leasehold improvements and leased premises	straight-line

Residual values, method of depreciation and useful lives of the assets are reviewed annually and adjusted if appropriate.

Gains and losses on disposals of property and equipment are determined by comparing the proceeds with the carrying amount of the asset and are included as part of general and administrative expenses in the consolidated statement of loss and comprehensive loss.

Property and equipment and intangible assets are tested for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. For the purpose of measuring recoverable amounts, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units or CGUs). The recoverable amount is the higher of an asset’s fair value less the costs to sell, and value in use (being the present value of the expected future cash flows of the relevant asset or CGU).

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount.

The Corporation evaluates impairment losses for potential reversals when events or circumstances warrant such consideration.

Income tax

Income tax

Income tax is comprised of current and deferred income tax. Income tax is recognized in the consolidated statement of loss and comprehensive loss except to the extent that it relates to items recognized directly in equity, in which case the income tax is also recognized directly in equity.

Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted, at the end of the reporting period, and any adjustment to tax payable in respect of previous years.

In general, deferred income tax is recognized in respect of temporary differences including non-refundable investment tax credits, arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements.

Deferred income tax is determined on a non-discounted basis using tax rates and laws that have been enacted or substantively enacted at the consolidated statement of financial position date and are expected to apply when the deferred income tax asset or liability is settled. Deferred income tax assets are recognized to the extent that it is probable that the assets can be recovered.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except in the case of subsidiaries, where the timing of the reversal of the temporary difference is controlled by the Corporation and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are presented as non-current.

Research and development

Research and development

All research costs are expensed in the period incurred. Development costs are expensed in the period incurred, unless they meet the criteria for capitalization, in which case, they are capitalized and then amortized over the useful life. Development costs are written off when there is no longer an expectation of future benefits.

Revenue recognition

Revenue recognition

Revenues are recognized as the Corporation satisfies its performance obligations under the terms of the contract. Performance obligations are considered to be satisfied when the customer obtains control of the related asset. Current and expected future revenue streams include: (i) milestone payments generated upon entering into potential contractual partnerships and achieving development and sales milestones; (ii) future royalties generated from the eventual commercialization of the Corporation’s products; and (iii) amounts generated for providing formulation and research support services related to existing licensing and research agreements with partners.

Revenue resulting from formulation services is recognized in the accounting period in which the formulation is delivered to the customer. Typically, the customer does not have control of the asset while services are being performed and, therefore, revenues are recognized at the time the Corporation has completed its obligation and the customer obtains control of the asset. Revenue resulting from research support services is recognized over time as the services are performed, as the customer benefits simultaneously from the service as the Corporation satisfies its performance obligation.

The Corporation expects to generate upfront payments, milestone and royalty revenues from future licenses for the Corporation’s products. Upfront payments and milestones will be recognized as revenue when or as the underlying obligations are achieved and are not conditional on any further performance, which could be at a point in time or over time depending on the contractual terms. Royalty revenue will be recognized in the period in which the Corporation earns the royalty.

The Corporation does not generate licensing or royalty revenues at this time.

Share capital	Share capital Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from share capital.
Loss per share

Loss per share

Basic loss per share (“LPS”) is calculated by dividing the net loss for the year attributable to equity owners of the Corporation by the weighted average number of common shares outstanding during the year.

Diluted LPS is calculated by adjusting the weighted average number of common shares outstanding for dilutive instruments. The number of shares included with respect to options, warrants and similar instruments is computed using the treasury stock method. Diluted LPS is equal to the LPS as the Corporation is in a loss position and all securities, comprised of options and warrants, would be anti-dilutive.

Stock-based compensation plan

Stock-based compensation plan

The Corporation grants stock options to certain employees and non-employees. Starting January 1, 2018, stock options vest over three years (33 1/3% per year) and expire after five years. Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. Fair value of each tranche is measured at the date of grant using the Black-Scholes option pricing model. Compensation expense is recognized over the tranche’s vesting period by increasing contributed surplus based on the number of awards expected to vest. The number of awards expected to vest is reviewed at least annually, with any impact being recognized immediately.

A holder of an option may, rather than exercise such option, elect a cashless exercise of such option payable in common shares equaling the amount by which the value of an underlying share at that time exceeds the exercise price of such option or warrant to acquire such share.

Deferred share unit plan

Deferred share unit plan

The Corporation grants deferred share units (“DSUs”) to members of its Board of Directors, who are not employees or officers of the Corporation. All DSUs awarded vest immediately and cannot be redeemed until the holder is no longer a director of the Corporation. All services received in exchange for the grant of DSUs are measured at their fair values. The redemption value of a DSU will be based on the market value of the Corporation’s common shares at the time of redemption. On an ongoing basis, the Corporation values its liability with respect to DSUs at the current market value of a corresponding number of common shares and records any increase or decrease in the DSU obligation. Compensation expense is recognized at each grant date in general and administrative expenses on the consolidated statement of loss and comprehensive loss.

Government assistance

Government assistance

Government assistance consists of non-repayable government grants, from a number of government agencies and the difference between the fair value and the book value of repayable low-interest government loans, recorded initially at fair value. Government assistance is recorded in the period earned using the cost reduction method and is included in government assistance on the consolidated statement of loss and comprehensive loss. At December 31, 2018, $7 (2017 - $10) of government assistance is included in amounts receivable.

Research and development tax credits

Research and development tax credits

Refundable investment tax credits relating to scientific research and experimental development expenditures are recorded in the accounts in the fiscal period in which the qualifying expenditures are incurred provided there is reasonable assurance that the tax credits will be realized. Refundable investment tax credits, in connection with research and development activities, are accounted for using the cost reduction method and included in government assistance on the statement of loss and comprehensive loss.

Amounts recorded for refundable investment tax credits are calculated based on the expected eligibility and tax treatment of qualifying scientific research and experimental development expenditures recorded in the Corporation’s consolidated financial statements.

Critical accounting estimates and judgments

Critical accounting estimates and judgments

The Corporation makes estimates and assumptions concerning the future that will, by definition, seldom equal actual results. The following are the estimates and judgments applied by management that most significantly affect the Corporation’s consolidated financial statements.

The following estimates and judgments have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

Calculation of initial fair value and carrying amount of long-term debt

Atlantic Innovation Fund (“AIF”) loans

The initial fair value of the AIF loans is determined by using a discounted cash flow analysis for each of the loans, which require a number of assumptions. The difference between the face value and the initial fair value of the AIF loans is recorded in the consolidated statement of loss and comprehensive loss as government assistance. The carrying amount of the AIF loans requires management to adjust the long-term debt to reflect actual and revised estimated cash flows whenever revised cash flow estimates are made or new information related to market conditions is made available. Management recalculates the carrying amount by computing the present value of the estimated future cash flows at the original effective interest rate. Any adjustments are recognized in the consolidated statement of loss as accreted interest after initial recognition.

The significant assumptions used in determining the discounted cash flows include estimating the amount and timing of future revenue for the Corporation and the discount rate.

As the AIF loans are repayable based on a percentage of gross revenue, if any, the determination of the amount and timing of future revenue significantly impacts the initial fair value of the loan, as well as the carrying value of the AIF loans at each reporting date. The expected revenue streams include i) estimated royalties generated from the eventual commercialization of the Corporation’s products, and ii) estimated milestone payments generated upon entering into potential contractual partnerships and achieving development and sales milestones. The amount and timing of estimated milestone payments forecasted are earlier and less predictable, therefore, changes in the amount and timing of milestone payments could have a significant impact on the fair value of the loans. Further, the Corporation is in the early stages of research for its product candidates; accordingly, determination of the amount and timing of any revenue streams requires significant judgment by management.

The discount rate determined on initial recognition of the AIF loans is used to determine the present value of estimated future cash flows expected to be required to settle the debt. In determining the appropriate discount rates, the Corporation considered the interest rates of similar long-term debt arrangements with similar terms. The AIF loans are repayable based on a percentage of gross revenue, if any; accordingly, finding financing arrangements with similar terms is difficult and management was required to use significant judgment in determining the appropriate discount rates. Management used a discount rate of 35% to discount the AIF loans.

If the weighted average discount rate used in determining the initial fair value and the carrying value at each reporting date of all AIF loans, with repayment terms based on future revenue, had been determined to be higher by 10%, or lower by 10%, the carrying value of the long-term debt at December 31, 2018 would have been an estimated $728 lower or $1,036 higher, respectively. A 10% increase or decrease in the total forecasted revenue would not have a significant impact on the amount recorded for the loans. If the total forecasted revenue were reduced to $nil, no amounts would be forecast to be repaid on the AIF loans, and the AIF loans payable at December 31, 2018 would be recorded at $nil, which would be a reduction in the AIF loans payable of $3,193. If the timing of the receipt of forecasted future revenue was delayed by two years, the carrying value of the long-term debt at December 31, 2018 would have been an estimated $1,440 lower.

Province of Nova Scotia (“The Province”)

The initial fair value of the Province loan is determined by using a discounted cash flow analysis for the loan. The interest rate on the loan is below the market rate for a commercial loan with similar terms.

The significant assumption used in determining the discounted cash flows is the discount rate.

Any changes in the discount rate would impact the amount recorded as initial fair value of the long-term debt and the carrying value of the long-term debt at each reporting date. In determining the appropriate discount rate, the Corporation considers the interest rates of similar long-term debt arrangements with similar terms.

The Province loan is a government loan with principal payments only required at the end of seven years; accordingly, finding financing arrangements with similar terms is difficult and management was required to use significant judgment in determining the appropriate discount rates. Management used a discount rate of 11% to discount the Province loan.

If the discount rate used for the Province loan had been determined to be higher or lower by 5% (resulting in discount rates of 16% or 6%, respectively), the carrying value of the long-term debt at December 31, 2018 would have been an estimated $325 lower or $353 higher, respectively. The difference between the book value and the initial fair value of the Province loan is recorded in the consolidated statement of loss as government assistance on initial recognition. Any changes in the amounts recorded on the consolidated statement of financial position for the Province loan result in an offsetting charge to accreted interest after initial recognition in the consolidated statement of loss.